Investment in finance leases, net - Components of the Net Investment in Finance and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Future minimum lease payments to be received, net	$ 1,299,724	$ 1,275,379
Estimated residual values of leased flight equipment	630,538	1,131,419
Less: Unearned income	(551,165)	(406,286)
Less: Allowance for credit losses (Note 26)	(23,025)	(71,292)
Investment in finance leases, net	$ 1,356,072	$ 1,929,220